Outstanding Balance and Carrying Amount of Fixed-maturity Securities Purchased with Deteriorated Credit Quality (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fixed-maturity securities, available-for-sale:
Outstanding balance	$ 301,715	$ 261,260
Carrying amount	$ 183,045	$ 139,863